Annual Total Returns- DWS Equity 500 Index VIP_B2 (Class B2) [BarChart] - Class B2 - DWS Equity 500 Index VIP_B2 - Class B2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.43%	15.26%	31.44%	13.00%	0.76%	11.20%	21.06%	(5.00%)	30.64%	17.64%